STERLING CAPITAL FUNDS

SUPPLEMENT DATED DECEMBER 20, 2021

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS AND THE

INSTITUTIONAL AND CLASS R6 SHARES PROSPECTUS,

each DATED FEBRUARY 1, 2021, as supplemented

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A and Class C Shares Prospectus and the Institutional, Class R6 Shares Prospectus, each dated February 1, 2021 (collectively, the “Prospectuses”), with respect to Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Sterling Capital Special Opportunities Fund

Effective immediately, George Shipp will cease to serve as co-portfolio manager of the Fund, due to his upcoming retirement from the Adviser as disclosed July 12, 2021. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Sterling Capital Special Opportunities Fund is hereby deleted and replaced with the following:

Portfolio Managers

Joshua L. Haggerty, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager
Since July 2021

(formerly, Associate Portfolio Manager from February 2016 – July 2021)

Daniel A. Morrall

Executive Director of Sterling Capital and Co-Portfolio Manager

Since December 2021

(formerly, Associate Portfolio Manager from July 2021 – December 2021)

Sterling Capital Equity Income Fund

Effective immediately, George Shipp will cease to serve as co-portfolio manager of the Fund, due to his upcoming retirement from the Adviser as disclosed July 12, 2021. Accordingly, the “Management—Portfolio Managers” section in the Prospectuses with respect to Sterling Capital Equity Income Fund is hereby deleted and replaced with the following:

Portfolio Managers

Adam B. Bergman, CFA

Executive Director of Sterling Capital and Co-Portfolio Manager
Since July 2021

(formerly, Associate Portfolio Manager from February 2016 – July 2021)

Charles J. Wittmann

Executive Director of Sterling Capital and Co-Portfolio Manager

Since December 2021

(formerly, Associate Portfolio Manager from July 2021 – December 2021)

The following replaces the description of the Portfolio Managers set forth under “Fund Management—Portfolio Managers” in the Prospectuses with respect to the Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund:

Special Opportunities Fund and Equity Income Fund. Joshua L. Haggerty, CFA, Executive Director, joined the CHOICE Asset Management team of BB&T Scott & Stringfellow in 2005, which integrated with Sterling Capital in January 2013. He has investment experience since 1998. He has been Co-Portfolio Manager of the Special Opportunities Fund since July 2021 and was Associate Portfolio Manager of the Special Opportunities Fund from February 2016 to July 2021. Josh is a graduate of James Madison University where he received his BBA in Finance. He holds the Chartered Financial Analyst® designation.

Adam B. Bergman, CFA, Executive Director, joined the CHOICE Asset Management team of Scott & Stringfellow in 2007, which integrated with Sterling Capital Management in January 2013. He has investment experience since 1996. He has been Co-Portfolio Manager of the Equity Income Fund since July 2021 and was Associate Portfolio Manager of the Equity Income Fund from February 2016 to July 2021. Adam is a graduate of the University of Virginia’s McIntire School of Commerce where he received his BS in Commerce. He holds the Chartered Financial Analyst® designation.

Charles J. Wittmann, CFA, Executive Director, joined Sterling Capital Management in 2014 and has investment experience since 1995. He has been Co-Portfolio Manager of the Equity Income Fund since December 2021 and was Associate Portfolio Manager of the Equity Income Fund from July 2021 to December 2021. Prior to joining Sterling Capital, he worked for Thompson Siegel & Walmsley as a portfolio manager and (generalist) analyst. Prior to TS&W, he was a founding portfolio manager and analyst with Shockoe Capital, an equity long/short hedge fund. Charles received his B.A. in Economics from Davidson College and his M.B.A. from Duke University's Fuqua School of Business. He holds the Chartered Financial Analyst® designation.

Daniel A. Morrall, Executive Director, joined Sterling Capital Management in 2014 and has investment experience since 2001. He has been Co-Portfolio Manager of the Special Opportunities Fund since December 2021and was Associate Portfolio Manager of the Special Opportunities Fund from July 2021 to December 2021. Prior to joining Sterling Capital, he worked as an equity analyst for Harber Asset Management and S Squared Technology LLC, technology-biased long/short funds. Dan received his B.S. in Business and Economics from Washington and Lee University, his M.B.A. from Columbia Business School, and his M.S.I.T. from Capella University.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

SUPP-1221